Financial risk management and fair value estimates (Details 3)	Jun. 30, 2023	Jun. 30, 2022
Agricultural Business [Member]
Statement [Line Items]
Gearing ratio	42.64%	31.71%
Debt ratio	42.89%	30.97%
Urban Properties and Investments Business [Member]
Statement [Line Items]
Gearing ratio	22.83%	31.99%
Debt ratio	18.19%	24.31%